OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2022
Other Operating Income Expenses Net
OTHER OPERATING INCOME (EXPENSES), NET

27.	OTHER OPERATING INCOME (EXPENSES), NET

	12.31.22	12.31.21	12.31.20
Recovery of expenses (1)	128,895	135,662	408,161
Provision reversal	1,462	1,143	73,361
Scrap sales	16,226	12,763	12,204
Provision for civil and tax risks	(102,539)	33,311	(68,295)
Other employees benefits	(19,519)	(52,521)	(27,741)
Insurance claims costs	(22,366)	(35,102)	(8,762)
Gains (losses) on the disposal of non-financial assets	(3,985)	141,211	(40,220)
Demobilization expenses	1,398	(6,814)	(19,988)
Expenses with investigations (2)	(588,774)	(9,003)	-
Expected credit losses in other receivables	102	(579)	(989)
Impairment of investments	-	-	(62,090)
Other	43,830	(8,808)	(32,318)
Other operating income (expenses), net	(545,270)	211,263	233,323
(1)	Includes recovery of PIS, COFINS and ICMS taxes on inputs, INSS and other in the amount of R$47,661 for year ended December 31, 2022 (R$62,439 for the year ended December 31, 2021), (R$295,593 of recovery of PIS and COFINS taxes on inputs for the year ended December 31, 2020).
(2)	As mentioned in note 1.3.